ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable and accruals, and other payables consist of the following:

	November 30, 2023	August 31, 2023

Accounts payable	$232,964	$40,939
Accruals	56,673	129,949
Other payables	19,100	27,487
Total	$308,737	$198,375

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable and accruals, and other payables consist of the following:

	August 31, 2023	August 31, 2022

Accounts payable	$40,939	$110,782
Accruals	129,949	106,048
Other payables	27,487	31,980
Total	$198,375	$248,810